Employee Benefit Plan, Description of Plan	12 Months Ended
Mar. 31, 2025
EBP, Description of Plan and Accounting Change [Abstract]
EBP, Description of Plan Amendment	PLAN AMENDMENT
During fiscal 2025, the Plan was amended to include Orenco Systems, Inc. (“Orenco”) as a predecessor employer and the former employees of Orenco became eligible to participate in the Plan on January 1, 2025.